Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Share	Additional Paid-in Capital	Statutory Surplus	Retained Earnings (Accumulated Deficits)	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests	Total
Balance at Jun. 30, 2019	$ 1,391	$ 24,276,622	$ 1,833,802	$ (4,509,729)	$ (813,650)	$ 608,162	$ 21,396,598
Balance (in Shares) at Jun. 30, 2019	13,913,201
Net income for the year				2,938,239		141,139	3,079,378
Appropriation of statutory reserve			970,009	(970,009)
Foreign currency translation loss					(549,015)	(22,928)	(571,943)
Cumulative effect of adopting ASC 606				(138,644)			(138,644)
Purchase of subsidiaries’ shares from noncontrolling interests	$ 10	(131,002)				130,992
Purchase of subsidiaries’ shares from noncontrolling interests (in Shares)	100,000
Stock-based compensation		4,004,080					4,004,080
Exercise of share options and vesting of restricted shares	$ 183	(183)
Exercise of share options and vesting of restricted shares (in Shares)	1,830,514
Acquisition of subsidiaries	$ 9	436,531				411,351	847,891
Acquisition of subsidiaries (in Shares)	86,615
Balance at Jun. 30, 2020	$ 1,593	28,586,048	2,803,811	(2,680,143)	(1,362,665)	1,268,716	28,617,360
Balance (in Shares) at Jun. 30, 2020	15,930,330
Net income for the year				6,816,572		202,643	7,019,215
Appropriation of statutory reserve			1,410,264	(1,410,264)
Foreign currency translation loss					2,592,748	102,475	2,695,223
Purchase of subsidiaries’ shares from noncontrolling interests	$ 6	3,274				(458,826)	(455,546)
Purchase of subsidiaries’ shares from noncontrolling interests (in Shares)	62,622
Disposal of subsidiaries						(34,116)	(34,116)
Stock-based compensation		5,128,696					5,128,696
Exercise of share options and vesting of restricted shares	$ 157	116,073					116,230
Exercise of share options and vesting of restricted shares (in Shares)	1,568,392
Exercise of warrants	$ 6	(6)
Exercise of warrants (in Shares)	65,542
Issuance of common shares from private placement	$ 267	11,131,562					11,131,829
Issuance of common shares from private placement (in Shares)	2,666,666
Warrants issued in connection with private placement		3,551,048					3,551,048
Noncontrolling interests through an acquisition						(5,107)	(5,107)
Dividends paid to noncontrolling interests						(34,137)	(34,137)
Balance at Jun. 30, 2021	$ 2,029	48,516,695	4,214,075	2,726,165	1,230,083	1,041,648	57,730,695
Balance (in Shares) at Jun. 30, 2021	20,293,552
Net income for the year				4,455,428		132,483	4,587,911
Appropriation of statutory reserve			857,801	(857,801)
Foreign currency translation loss					(1,780,331)	(48,211)	(1,828,542)
Stock-based compensation		7,184,862					7,184,862
Surrender of shares	$ (22)	22
Surrender of shares (in Shares)	(220,823)
Exercise of share options and vesting of restricted shares	$ 237	3,630					3,867
Exercise of share options and vesting of restricted shares (in Shares)	2,372,093
Noncontrolling interests through an acquisition						121,807	121,807
Balance at Jun. 30, 2022	$ 2,244	$ 55,705,209	$ 5,071,876	$ 6,323,792	$ (550,248)	$ 1,247,727	$ 67,800,600
Balance (in Shares) at Jun. 30, 2022	22,444,822